Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Revenues	$ 278,217	$ 356,262	$ 397,838
Technical management service component
Revenues
Revenues	58,147	72,684	69,321
Long-term time charters
Revenues
Revenues	$ 183,435	184,177	164,257
Long-term time charters | Minimum
Revenues
Initial duration of charter party agreement	3 years
Spot time charters
Revenues
Revenues	$ 94,782	$ 172,085	$ 233,581
Spot time charters | Maximum
Revenues
Initial duration of charter party agreement	3 years